Summary of Estimated Fair Values of Assets Acquired, Liabilities Assumed and Noncontrolling Interest (Detail) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Mar. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Business Acquisition [Line Items]
Goodwill	$ 2,696		¥ 18,536	¥ 15,806	¥ 15,841	¥ 15,342
Series of Individually Immaterial Business Acquisitions
Business Acquisition [Line Items]
Purchase consideration	346	¥ 2,378
Net assets acquired, excluding intangible assets and the related deferred tax liabilities	225		1,545
Intangible assets, net	207		1,424
Deferred tax liabilities	(42)		(292)
Pre-existing equity interests	(240)	¥ (1,651)
Noncontrolling interests	(191)		(1,312)
Redeemable noncontrolling interests (Note 16)	(102)		(698)
Goodwill	489		3,362
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Less Noncontrolling Interest	$ 346		¥ 2,378